Share based payment reserve (Details Narrative)	12 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 SGD ($) shares	Jun. 19, 2025 USD ($) shares	Jun. 19, 2025 SGD ($) shares	May 19, 2025 USD ($) shares	May 19, 2025 SGD ($) shares	Apr. 19, 2025 USD ($) shares	Apr. 19, 2025 SGD ($) shares	Mar. 19, 2025 USD ($) shares	Mar. 19, 2025 SGD ($) shares	Feb. 28, 2025 SGD ($)	Jun. 30, 2024 shares
IfrsStatementLineItems [Line Items]
Share based expense	$ 76,605		$ 100,000	$ 19,465	$ 25,000	$ 19,321	$ 25,000	$ 19,064	$ 25,000	$ 18,755	$ 25,000
Sharebased payment transactions	$ 78,624	$ 100,000
Reserve of sharebased payments shares | shares	24,368		24,368	7,290	7,290	8,152	8,152	4,284	4,284	4,642	4,642
Reserve of share-based payments [member]
IfrsStatementLineItems [Line Items]
Share based expense | $												$ 25,000